Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 168,252	£ 138,248
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,524	61,703
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,177	37,677
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,910	38,868
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,641	£ 0